Shareholder Report, Average Annual Return (Details)	12 Months Ended	17 Months Ended	60 Months Ended		61 Months Ended	68 Months Ended	101 Months Ended	108 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2020	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000093382 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Corporate Income Fund (Institutional Class/EMCIX)
Average Annual Return, Percent	7.58%		0.38%						3.60%
C000098143 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Corporate Income Fund (Class C/ECDCX) (load-waived)
Average Annual Return, Percent	6.38%		(0.63%)						2.71%
C000098142 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Corporate Income Fund (Class A/ECDAX) (load-waived)
Average Annual Return, Percent	7.16%		0.10%						3.34%
C000098146 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Local Currency Bond Fund (Class A/ELBAX) (load-waived)
Average Annual Return, Percent	12.15%		2.47%						2.99%
C000098147 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Local Currency Bond Fund (Class C/ELBCX) (load-waived)
Average Annual Return, Percent	11.35%		1.70%						2.41%
C000093384 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Local Currency Bond Fund (Institutional Class/ELBIX)
Average Annual Return, Percent	12.52%		2.73%						3.24%
C000093386 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Total Return Fund (Institutional Class/EMKIX)
Average Annual Return, Percent	12.54%		0.21%						2.24%
C000098150 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Total Return Fund (Class C/EMKCX) (load-waived)
Average Annual Return, Percent	11.33%		(0.76%)						1.41%
C000098151 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Total Return Fund (Class A/EMKAX) (load-waived)
Average Annual Return, Percent	12.14%		(0.02%)						2.00%
C000104316 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Equity Fund (Class A/EMEAX) (load-waived)
Average Annual Return, Percent	27.66%		7.77%						10.80%
C000104317 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Equity Fund (Class C/EMECX) (load-waived)
Average Annual Return, Percent	26.79%		7.00%						8.49%
C000101924 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Equity Fund (Institutional Class/EMFIX)
Average Annual Return, Percent	27.98%		8.05%						11.09%
C000104315 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Small-Cap Equity Fund (Institutional Class/ESCIX)
Average Annual Return, Percent	23.25%		9.93%						9.13%
C000104314 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Small-Cap Equity Fund (Class C/ESSCX) (load-waived)
Average Annual Return, Percent	21.99%		8.87%						8.24%
C000104313 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Small-Cap Equity Fund (Class A/ESSAX) (load-waived)
Average Annual Return, Percent	22.93%		9.67%						8.86%
C000130348 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Frontier Equity Fund (Class A/EFEAX) (load-waived)
Average Annual Return, Percent	17.62%		13.79%						7.21%
C000130349 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Frontier Equity Fund (Class C/EFECX) (load-waived)
Average Annual Return, Percent	16.76%		12.93%						6.54%
C000130350 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Frontier Equity Fund (Institutional Class/EFEIX)
Average Annual Return, Percent	17.85%		14.05%						7.50%
C000142708 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Short Duration Fund (Institutional Class/ESFIX)
Average Annual Return, Percent	5.44%		(1.51%)						0.99%
C000142710 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Short Duration Fund (Class C/ESFCX) (load-waived)
Average Annual Return, Percent	4.69%		(2.45%)				(2.77%)
C000142709 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Short Duration Fund (Class A/ESFAX) (load-waived)
Average Annual Return, Percent	5.37%		(1.73%)						0.75%
C000174429 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Active Equity Fund (Class A/EMQAX) (load-waived)
Average Annual Return, Percent	24.86%		5.37%					6.67%
C000174430 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Active Equity Fund (Class C/EMQCX) (load-waived)
Average Annual Return, Percent	23.98%		4.62%					5.90%
C000174431 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Active Equity Fund (Institutional Class/EMQIX)
Average Annual Return, Percent	25.31%		5.65%					6.95%
C000217584 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Equity ESG Fund (Institutional Class/ESIGX)
Average Annual Return, Percent	28.97%		6.91%			9.61%
C000217586 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Equity ESG Fund (Class C/ESCGX) (load-waived)
Average Annual Return, Percent	27.71%		5.87%			8.58%
C000217585 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Equity ESG Fund (Class A/ESAGX) (load-waived)
Average Annual Return, Percent	28.63%		6.62%			9.34%
C000221885 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Debt Fund (Class A/IGAEX) (load-waived)
Average Annual Return, Percent	13.74%		3.01%		2.69%
C000221886 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Debt Fund (Class C/IGCEX) (load-waived)
Average Annual Return, Percent	13.02%		2.28%		1.97%
C000221884 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Debt Fund (Institutional Class/IGIEX)
Average Annual Return, Percent	13.86%		3.19%		2.88%
C000250018 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Equity ex China Fund (Institutional Class/EMXIX)
Average Annual Return, Percent	28.42%	19.33%
C000250020 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Equity ex China Fund (Class C/EMXCX) (load-waived)
Average Annual Return, Percent	27.24%	18.20%
C000250019 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Equity ex China Fund (Class A/EMXAX) (load-waived)
Average Annual Return, Percent	28.18%	19.05%
Without Sales Load [Member] | C000098143 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Corporate Income Fund (Class C/ECDCX) (unadjusted)
Average Annual Return, Percent	5.38%		(0.63%)						2.71%
Without Sales Load [Member] | C000098142 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Corporate Income Fund (Class A/ECDAX) (unadjusted)
Average Annual Return, Percent	2.88%		(0.70%)						2.92%
Without Sales Load [Member] | C000098146 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Local Currency Bond Fund (Class A/ELBAX) (unadjusted)
Average Annual Return, Percent	7.68%		1.63%						2.58%
Without Sales Load [Member] | C000098147 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Local Currency Bond Fund (Class C/ELBCX) (unadjusted)
Average Annual Return, Percent	10.35%		1.70%						2.41%
Without Sales Load [Member] | C000098150 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Total Return Fund (Class C/EMKCX) (unadjusted)
Average Annual Return, Percent	10.33%		(0.76%)						1.41%
Without Sales Load [Member] | C000098151 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Total Return Fund (Class A/EMKAX) (unadjusted)
Average Annual Return, Percent	7.74%		(0.82%)						1.59%
Without Sales Load [Member] | C000104316 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Equity Fund (Class A/EMEAX) (unadjusted)
Average Annual Return, Percent	20.92%		6.62%						10.21%
Without Sales Load [Member] | C000104317 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Equity Fund (Class C/EMECX) (unadjusted)
Average Annual Return, Percent	25.79%		7.00%						8.49%
Without Sales Load [Member] | C000104314 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Small-Cap Equity Fund (Class C/ESSCX) (unadjusted)
Average Annual Return, Percent	20.99%		8.87%						8.24%
Without Sales Load [Member] | C000104313 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Small-Cap Equity Fund (Class A/ESSAX) (unadjusted)
Average Annual Return, Percent	16.47%		8.49%						8.28%
Without Sales Load [Member] | C000130348 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Frontier Equity Fund (Class A/EFEAX) (unadjusted)
Average Annual Return, Percent	11.44%		12.58%						6.64%
Without Sales Load [Member] | C000130349 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Frontier Equity Fund (Class C/EFECX) (unadjusted)
Average Annual Return, Percent	15.76%		12.93%						6.54%
Without Sales Load [Member] | C000142710 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Short Duration Fund (Class C/ESFCX) (unadjusted)
Average Annual Return, Percent	3.69%		(2.45%)				(2.77%)
Without Sales Load [Member] | C000142709 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Short Duration Fund (Class A/ESFAX) (unadjusted)
Average Annual Return, Percent	3.04%		(2.17%)						0.34%
Without Sales Load [Member] | C000174429 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Active Equity Fund (Class A/EMQAX) (unadjusted)
Average Annual Return, Percent	18.34%		4.25%					6.04%
Without Sales Load [Member] | C000174430 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Active Equity Fund (Class C/EMQCX) (unadjusted)
Average Annual Return, Percent	22.98%		4.62%					5.90%
Without Sales Load [Member] | C000217586 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Equity ESG Fund (Class C/ESCGX) (unadjusted)
Average Annual Return, Percent	26.71%		5.87%			8.58%
Without Sales Load [Member] | C000217585 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Equity ESG Fund (Class A/ESAGX) (unadjusted)
Average Annual Return, Percent	21.92%		5.47%			8.31%
Without Sales Load [Member] | C000221885 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Debt Fund (Class A/IGAEX) (unadjusted)
Average Annual Return, Percent	9.16%		2.17%		1.87%
Without Sales Load [Member] | C000221886 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Debt Fund (Class C/IGCEX) (unadjusted)
Average Annual Return, Percent	12.02%		2.28%		1.97%
Without Sales Load [Member] | C000250020 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Equity ex China Fund (Class C/EMXCX) (unadjusted)
Average Annual Return, Percent	26.24%	18.20%
Without Sales Load [Member] | C000250019 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Equity ex China Fund (Class A/EMXAX) (unadjusted)
Average Annual Return, Percent	21.44%	14.55%
JP Morgan Emerging Market Bond Index Global Diversified [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JP Morgan Emerging Market Bond Index Global Diversified
Average Annual Return, Percent	12.76%		2.71%		2.23%		2.23%		4.13%
MSCI Emerging Markets Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Net
Average Annual Return, Percent	27.91%		7.45%			7.93%		7.54%	7.68%
MSCI Emerging Markets Net ex China [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Net ex China
Average Annual Return, Percent	25.85%	20.71%
JP Morgan CEMBI Broad Diversified 1 3 Year [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JP Morgan CEMBI Broad Diversified 1-3 Year
Average Annual Return, Percent	6.93%		3.76%				3.74%		3.87%
JP Morgan Government Bond Emerging Market Global Diversified Net of Taxes [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JP Morgan Government Bond - Emerging Market Global Diversified Net of Taxes
Average Annual Return, Percent	12.59%		2.22%						3.07%
JP Morgan Global Bond Index Emerging Markets Global Diversified [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JP Morgan Global Bond Index - Emerging Markets Global Diversified
Average Annual Return, Percent	13.06%		2.33%						3.13%
JP Morgan CEMBI Broad Diversified [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JP Morgan CEMBI Broad Diversified
Average Annual Return, Percent	8.01%		3.17%						4.51%
Fifty JP Morgan Emerging Markets Bond Index Global Diversified 25 JP Morgan Emerging Local Markets Index Plus 25 JP Morgan Government Bond Index Emerging Markets Global Diversified [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% JP Morgan Emerging Markets Bond Index Global Diversified; 25% JP Morgan Emerging Local Markets Index Plus; 25% JP Morgan Government Bond Index-Emerging Markets Global Diversified
Average Annual Return, Percent	11.82%		2.61%						3.46%
MSCI Emerging Markets Small Cap Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Small Cap Net
Average Annual Return, Percent	15.49%		13.13%						8.10%
MSCI Frontier Markets Select EM Countries Capped Index Net TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Frontier Markets + Select EM Countries Capped Index Net TR
Average Annual Return, Percent	31.58%		11.18%	11.18%					6.64%